Income and expenses - Income taxes - Deferred tax additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 1,186	€ 2,797	€ 227
Deferred tax liabilities	4,312	3,725	4,371
Materialise USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,600	1,000	0
Increase decrease deferred tax and unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry-forward, tax credits and other	87,558	91,753	48,648
Unused tax loss carry-forward, tax credits and other (MAT NV)	€ 45,245	46,533	35,578
Deferred tax liabilities		5,148
Tax Losses, Innovation Income Deduction, And Other Tax Credits [Member] | Materialise NV [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Innovation income deduction %	85.00%
Deferred tax assets	€ 200	€ 100	€ 0